ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Foreign currency translation CNY	Dec. 31, 2013 Foreign currency translation CNY	Dec. 31, 2014 Foreign currency translation USD ($)	Dec. 31, 2014 Unrealized holding gain on available-for-sale Investment CNY	Dec. 31, 2013 Unrealized holding gain on available-for-sale Investment CNY	Dec. 31, 2014 Unrealized holding gain on available-for-sale Investment USD ($)
Movement in accumulated other comprehensive income
Balance at the beginning of period	1,157	3,223		$ 288	(205)	1,770	$ (26)	1,362	1,453	$ 314
Other comprehensive (loss) income before reclassification	629	(154)			46	(1,975)		583	1,821
Amounts reclassified from accumulated other comprehensive income		(1,912)	(224)						(1,912)
Balance at the end of period	1,786	1,157	3,223	$ 288	(159)	(205)	$ (26)	1,945	1,362	$ 314